Statement of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	IPO [Member] USD ($)	Series A Convertible Preferred Stock [Member] USD ($)	Series A-1 Convertible Preferred Stock [Member] USD ($)	Series B Convertible Preferred Stock [Member] USD ($)	Series C Convertible Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] IPO [Member]	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] IPO [Member] USD ($)	Deficit Accumulated During the Development Stage [Member] USD ($)
Balance at beginning of period at Nov. 30, 2010
Balance at beginning of period, in shares at Nov. 30, 2010
Issuance of common stock to founders, in shares							300,841
Issuance of common stock to founders	1								1
Issuance of preferred stock, net of issuance cost, in shares			9,999,999	2,750,000
Issuance of preferred stock, net of issuance cost			9,951	4,662
Net loss	(6,834)										(6,834)
Balance at end of period at Dec. 31, 2010	(6,833)		9,951	4,662					1		(6,834)
Balance at end of period, in shares at Dec. 31, 2010				2,750,000			300,841
Issuance of preferred stock, net of issuance cost, in shares					2,570,833
Issuance of preferred stock, net of issuance cost					7,542
Compensation expense related to stock options	26								26
Initial public offering of common stock, net of $5,394 of offering costs, Par Value	$ 0.001
Modification of Series A convertible preferred stock			(276)						276		(276)
Vesting of stock awards early exercised, in shares	0
Net loss	(3,464)										(3,464)
Balance at end of period at Dec. 31, 2011	(10,271)		9,951	4,662	7,542				303		(10,574)
Balance at end of period, in shares at Dec. 31, 2011			9,999,999	2,750,000	2,570,833		300,841
Ending Balance, Par Value at Dec. 31, 2011	$ 0.001
Issuance of preferred stock, net of issuance cost, in shares					2,570,834	2,349,541
Issuance of preferred stock, net of issuance cost					7,699	9,343
Compensation expense related to stock options and restricted awards	106								106
Initial public offering of common stock, net of $5,394 of offering costs, Par Value	$ 0.001						$ 1
Vesting of restricted stock awards, in shares							15,042
Vesting of restricted stock awards	139								139
Vesting of stock awards early exercised, in shares	935,348						514,940
Vesting of stock awards early exercised	107						1		106
Net loss	(11,636)										(11,636)
Balance at end of period at Dec. 31, 2012	(21,555)		9,951	4,662	15,241	9,343	1		654		(22,210)
Balance at end of period, in shares at Dec. 31, 2012			9,999,999	2,750,000	5,141,667	2,349,541	830,823
Ending Balance, Par Value at Dec. 31, 2012	$ 0.001						$ 1
Issuance of preferred stock, net of issuance cost, in shares						693,571		6,612,500
Issuance of preferred stock, net of issuance cost		34,280				2,756				34,274
Compensation expense related to stock options and restricted awards	427								427
Initial public offering of common stock, net of $5,394 of offering costs, Par Value	$ 0.001						$ 21	6
Conversion of shares of preferred stock to common stock, Shares			(9,999,999)	(2,750,000)	(5,141,667)	(3,043,112)	12,596,070
Conversion of shares of preferred stock to common stock	41,953		(9,951)	(4,662)	(15,241)	(12,099)			41,940
Conversion of shares of preferred stock to common stock, Par Value							$ 13
Dividends for preferred shares issued upon initial public offering, Shares							755,823
Dividends for preferred shares issued upon initial public offering	1
Dividends for preferred shares issued upon initial public offering, Par Value							$ 1
Vesting of restricted stock awards, in shares							191,659
Vesting of stock awards early exercised, in shares	1,135,974						218,703
Vesting of stock awards early exercised	134								134
Net loss	(11,404)										(11,404)
Balance at end of period at Sep. 30, 2013	$ 43,836								$ 77,429		$ (33,614)
Balance at end of period, in shares at Sep. 30, 2013							21,205,578
Ending Balance, Par Value at Sep. 30, 2013	$ 0.001						$ 21	6